RELATED PARTY TRANSACTIONS (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Accounts payable - related parties	$ 382,061	$ 37,936	[1]	$ 122,084
Advanced Surgical Partners, LLC ("AdvSP") [Member]
Related Party Transaction [Line Items]
Accounts payable - related parties	226,188	70,890		45,000
Less amounts advanced to related party		(95,000)
Center for Weight Management & Plastic Surgery ("CWM") [Member]
Related Party Transaction [Line Items]
Accounts payable - related parties	34,000	34,000
Mr. Ali Kharazmi [Member]
Related Party Transaction [Line Items]
Accounts payable - related parties	91,175	25,641		37,000
Applied M.A.K. Enterprises, Inc. ("MAK") [Member]
Related Party Transaction [Line Items]
Accounts payable - related parties				40,084
Mr. Mohammad Saeed Kharazmi [Member]
Related Party Transaction [Line Items]
Accounts payable - related parties	$ 30,698	$ 2,405

[1]	The condensed consolidated balance sheet as of December 31, 2015 has been derived from the audited consolidated financial statements as of that date.